Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of Property Plant and Equipment

Oil and Gas assets/ Facilities, Corporate assets

Cost

	Oil and gas assets/Facilities	Corporate assets	Total
Balance at January 1, 2023	$10,754.3	$177.4	$10,931.7
Capital expenditures	290.7	1.8	292.5
Property acquisitions	0.6	-	0.6
Change in decommissioning liability (1)	(1.0)	-	(1.0)
Balance at December 31, 2023	11,044.6	179.2	11,223.8
Capital expenditures	342.3	0.8	343.1
Property acquisitions	84.9	-	84.9
Property dispositions	(1.5)	-	(1.5)
Transfer to assets held for sale	(3,256.0)	-	(3,256.0)
Change in decommissioning liability (1)	22.7	-	22.7
Balance at December 31, 2024	$8,237.0	$180.0	$8,417.0

(1)
Includes additions from drilling activity, facility capital spending, disposals from net property dispositions and changes in estimates as outlined in Note 8.

Accumulated depletion, depreciation and impairment

	Oil and gas assets/Facilities	Corporate assets	Total
Balance at January 1, 2023	$8,902.8	$176.6	$9,079.4
Depletion and depreciation	204.8	0.1	204.9
Impairments	2.7	-	2.7
Balance at December 31, 2023	9,110.3	176.7	9,287.0
Depletion and depreciation	244.9	0.4	245.3
Impairments	415.3	-	415.3
Transfer to assets held for sale	(2,874.4)	-	(2,874.4)
Balance at December 31, 2024	$6,896.1	$177.1	$7,073.2

Net book value

	As at December 31
	2024	2023
Total	$1,343.8	$1,936.8

Summary of Right of Use Assets

The following table includes a break-down of the categories for right-of-use assets.

Cost

	Vehicle	Office	Surface	Total
Balance, January 1, 2023	$7.4	$-	$2.1	$9.5
Additions	2.6	2.7	-	5.3
Balance, December 31, 2023 (1)	10.0	2.7	2.1	14.8
Additions	1.0	(1.0)	-	-
Balance, December 31, 2024	$11.0	$1.7	$2.1	$14.8

(1) Excludes expired Transportation right-of-use assets cost of $16.3 million.

Accumulated depletion, depreciation and impairment

	Vehicle	Office	Surface	Total
Balance, January 1, 2023	$5.4	$-	$0.3	$5.7
Depreciation	1.9	-	-	1.9
Balance, December 31, 2023 (1)	7.3	-	0.3	7.6
Depreciation	1.8	-	-	1.8
Balance, December 31, 2024	$9.1	$-	$0.3	$9.4

(1) Excludes expired Transportation right-of-use assets accumulated depreciation of $16.3 million.

Net book value

	As at December 31
	2024	2023
Total	$5.4	$7.2

Summary of Property Plant Equipment And Right Of Use Assets

Total PP&E including Oil and Gas assets, Facilities, Corporate assets and Right-of-use assets is as follows:

		As at December 31
PP&E	2024	2023
Oil and Gas assets/Facilities, Corporate assets	$1,343.8	$1,936.8
Right-of-use assets	5.4	7.2
Total	$1,349.2	$1,944.0